Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000049878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Income Portfolio
Without Sales Load [Member] | C000049878
Average Annual Return [Line Items]
Average Annual Return, Percent	10.82%	1.02%	2.66%
EATON VANCE Index: J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return, Percent	13.06%	2.33%	3.13%
EATON VANCE Index: FTSEGovernmentBondIndex Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.53%	(1.96%)	0.97%
EATON VANCE Index: FTSE World Government Bond Index USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index (WGBI)
Average Annual Return, Percent	4.95%	(3.04%)	0.38%
Eaton Vance Index: JP Morgan EM LOC Markets Plus
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Index Plus
Average Annual Return, Percent	8.58%	2.50%	2.25%